Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The table below reports the compensation of our CEO and the average compensation of the other NEOs as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to recently adopted SEC rules, and certain performance measures required by the rules.

			Average Summary Compensation Table Total for Non-CEO Named Executive Officers($) (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (2)(3)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1)(3)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income ($) (millions)	Growth in Tangible Book Value (%) (5)

2025	$6,966,119	$8,347,868	$2,917,088	$2,509,579	$149	$153	$598	11.20%

2024	$6,105,068	$3,445,395	$1,617,655	$1,433,141	$110	$143	$380	8.64%

2023	$5,416,463	$5,782,420	$1,789,482	$1,987,653	$125	$127	$499	13.45%

2022	$6,010,335	$4,461,048	$2,609,674	$2,462,181	$124	$127	$569	17.47%

2021	$5,349,830	$7,640,559	$1,789,527	$2,707,854	$146	$137	$474	16.23%

(1)	Reflects compensation for Ira Robbins, who served as our CEO in 2021, 2022, 2023, 2024, and 2025.

(2)	Reflects compensation for our other NEOs as follows:

•	2021: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Joseph V. Chillura

•	2022: Michael D. Hagedorn, Thomas A. Iadanza, Raja A. Dakkuri and Joseph V. Chillura

•	2023: Michael D. Hagedorn, Thomas A. Iadanza, Raja A. Dakkuri and Joseph V. Chillura
•	2024: Michael D. Hagedorn, Travis Lan, Thomas A. Iadanza, Jospeh v. Chillura, and Russell Barrett.

•	2025: Travis Lan, Gino Martocci, Patrick D. Smith, and Russell Barrett.

(3)	To calculate CAP for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay:

	CEO					Other NEO Average
Adjustments	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

Summary Compensation Table Total	$6,966,119	$6,105,068	$5,416,463	$6,010,335	$5,349,830	$2,917,088	$1,617,655	$1,789,482	$2,609,674	$1,789,527

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$(3,837,667)	$(3,443,405)	$(2,975,661)	$(3,060,578)	$(2,633,731)	$(1,593,538)	$(309,591)	$(619,932)	$(692,591)	$(761,890)

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$4,395,817	$3,021,568	$2,750,887	$1,921,547	$2,837,919	$1,113,139	$588,063	$622,504	$652,868	$944,088

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$727,669	$(1,610,197)	$697,863	$(489,698)	$1,929,016	$64,671	$(288,464)	$174,527	$(118,799)	$685,641

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY	$181,451	$(586,998)	$(50,611)	$79,441	$157,525	$9,079	$(121,746)	$21,072	$11,030	$50,488

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	—	—	—	—	—	—	$(44,085)	—	—	—

Deduction for change in pension values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(85,521)	$(40,641)	$(56,521)	—	—	$(860)	$(8,691)	—	—	—

Compensation Actually Paid (CAP)	$8,347,868	$3,445,395	$5,782,420	$4,461,048	$7,640,559	$2,509,579	$1,433,141	$1,987,653	$2,462,181	$2,707,854

The equity awards included above comprise performance share units and restricted share units granted from 2022 through 2025. The following assumptions underpin the fair value calculations. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC Topic 718 purposes, and the stock price on the relevant measurement date. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

(4)	Peer Group used for TSR comparisons reflects the KRX Index.

(5)
The Company has identified GITBV as the Company-selected measure for the pay versus performance disclosure. GITBV was chosen from among the following three financial performance measures that we believe were most important in linking CAP for our CEO and our Other NEOs to Company performance during 2025:

Company Selected Measure Name	Growth in Tangible Book Value
Named Executive Officers, Footnote
(2)	Reflects compensation for our other NEOs as follows:

•	2021: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Joseph V. Chillura

•	2022: Michael D. Hagedorn, Thomas A. Iadanza, Raja A. Dakkuri and Joseph V. Chillura

•	2023: Michael D. Hagedorn, Thomas A. Iadanza, Raja A. Dakkuri and Joseph V. Chillura

Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the KRX Index.
PEO Total Compensation Amount	$ 6,966,119	$ 6,105,068	$ 5,416,463	$ 6,010,335	$ 5,349,830
PEO Actually Paid Compensation Amount	$ 8,347,868	3,445,395	5,782,420	4,461,048	7,640,559
Adjustment To PEO Compensation, Footnote
(3)	To calculate CAP for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay:

	CEO					Other NEO Average
Adjustments	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

Summary Compensation Table Total	$6,966,119	$6,105,068	$5,416,463	$6,010,335	$5,349,830	$2,917,088	$1,617,655	$1,789,482	$2,609,674	$1,789,527

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$(3,837,667)	$(3,443,405)	$(2,975,661)	$(3,060,578)	$(2,633,731)	$(1,593,538)	$(309,591)	$(619,932)	$(692,591)	$(761,890)

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$4,395,817	$3,021,568	$2,750,887	$1,921,547	$2,837,919	$1,113,139	$588,063	$622,504	$652,868	$944,088

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$727,669	$(1,610,197)	$697,863	$(489,698)	$1,929,016	$64,671	$(288,464)	$174,527	$(118,799)	$685,641

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY	$181,451	$(586,998)	$(50,611)	$79,441	$157,525	$9,079	$(121,746)	$21,072	$11,030	$50,488

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	—	—	—	—	—	—	$(44,085)	—	—	—

Deduction for change in pension values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(85,521)	$(40,641)	$(56,521)	—	—	$(860)	$(8,691)	—	—	—

Compensation Actually Paid (CAP)	$8,347,868	$3,445,395	$5,782,420	$4,461,048	$7,640,559	$2,509,579	$1,433,141	$1,987,653	$2,462,181	$2,707,854

Non-PEO NEO Average Total Compensation Amount	$ 2,917,088	1,617,655	1,789,482	2,609,674	1,789,527
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,509,579	1,433,141	1,987,653	2,462,181	2,707,854
Adjustment to Non-PEO NEO Compensation Footnote
(3)	To calculate CAP for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay:

	CEO					Other NEO Average
Adjustments	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

Summary Compensation Table Total	$6,966,119	$6,105,068	$5,416,463	$6,010,335	$5,349,830	$2,917,088	$1,617,655	$1,789,482	$2,609,674	$1,789,527

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$(3,837,667)	$(3,443,405)	$(2,975,661)	$(3,060,578)	$(2,633,731)	$(1,593,538)	$(309,591)	$(619,932)	$(692,591)	$(761,890)

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$4,395,817	$3,021,568	$2,750,887	$1,921,547	$2,837,919	$1,113,139	$588,063	$622,504	$652,868	$944,088

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$727,669	$(1,610,197)	$697,863	$(489,698)	$1,929,016	$64,671	$(288,464)	$174,527	$(118,799)	$685,641

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY	$181,451	$(586,998)	$(50,611)	$79,441	$157,525	$9,079	$(121,746)	$21,072	$11,030	$50,488

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	—	—	—	—	—	—	$(44,085)	—	—	—

Deduction for change in pension values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(85,521)	$(40,641)	$(56,521)	—	—	$(860)	$(8,691)	—	—	—

Compensation Actually Paid (CAP)	$8,347,868	$3,445,395	$5,782,420	$4,461,048	$7,640,559	$2,509,579	$1,433,141	$1,987,653	$2,462,181	$2,707,854

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
•	Core Net Income

•	Growth in Tangible Book Value

•	Relative TSR

Further details on these measures and how they are used in our compensation plans can be found in our Compensation Discussion and Analysis in this Proxy Statement.

Total Shareholder Return Amount	$ 149	110	125	124	146
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ 598,000,000	$ 380,000,000	$ 499,000,000	$ 569,000,000	$ 474,000,000
Company Selected Measure Amount	0.112	0.0864	0.1345	0.1747	0.1623
PEO Name	Ira Robbins
Measure:: 1
Pay vs Performance Disclosure
Name	Core Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in Tangible Book Value
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (85,521)	$ (40,641)	$ (56,521)	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,837,667)	(3,443,405)	(2,975,661)	(3,060,578)	(2,633,731)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,395,817	3,021,568	2,750,887	1,921,547	2,837,919
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	727,669	(1,610,197)	697,863	(489,698)	1,929,016
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,451	(586,998)	(50,611)	79,441	157,525
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(860)	(8,691)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,593,538)	(309,591)	(619,932)	(692,591)	(761,890)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,113,139	588,063	622,504	652,868	944,088
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,671	(288,464)	174,527	(118,799)	685,641
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,079	(121,746)	21,072	11,030	50,488
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (44,085)	$ 0	$ 0	$ 0